Accrued Expenses and Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities
NOTE 6 — ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other liabilities consist of the following amounts:

	March 31, 2023	December 31, 2022
Accrued compensation	$1,234,660	$916,934
Other	47,171	27,639

Accrued expenses and other liabilities	$1,281,831	$944,573

Accrued compensation is a noninterest-bearing liability for employee payroll that was outstanding at March 31, 2023 and December 31, 2022. This includes compensation earned during years 2019 to 2023.

NOTE 6 —ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other liabilities consist of the following amounts:

	December 31, 2022	December 31, 2021
Accrued compensation	$916,934	$489,794
Other	27,639	24,989

Accrued expenses and other liabilities	$944,573	$514,783

Accrued compensation is a noninterest-bearing liability for employee payroll that was outstanding at December 31, 2022 and 2021. This relates to compensation earned during years 2019 to 2022.